Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Components of Accounts Payable and Other Liabilities

The components of accounts payable and other liabilities included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2013	2012
Development costs payable (a)	$146,042	$167,106
Trade payables and other accruals	80,059	74,336
Accrued and deferred compensation	35,485	27,803
Due to related party (b)	33,347	25,563
Consolidated land option contracts (c)	29,802	30,010
Customer deposits	26,658	22,790
Share-based compensation (Note 15 (b))	23,312	11,969
Interest on notes payable	17,340	1,841
Warranty costs (Note 17 (b))	13,134	14,179
Swap contracts (Note 19)	6,497	13,779
Current income taxes payable	6,720	26,120
Loans from other interests in consolidated subsidiaries (d)	14	11,524

	$418,410	$427,020

(a)	Development costs payable relate to provisions accrued for costs yet to be incurred within a subdivision where sales have taken place. The provision is based on the sold lots pro rata share of costs to be incurred for specified areas within each subdivision phase.
(b)	Promissory note due to a subsidiary of Brookfield Asset Management Inc. See Note 22 “Related Party Transactions”.
(c)	Consolidated land option contracts are the total future purchase price of land options contracts required to be consolidated under ASC Topic 810 Consolidation, with a corresponding amount recorded in land and housing inventory. See Note 2 “Land and Housing Inventory.”
(d)	Loans from other interests in consolidated subsidiaries relate to monies held on deposit from certain non-controlling members.